AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 101.8%
Long-Term Municipal Bonds – 101.8%
Alabama – 1.5%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/2042	$18,565	$22,274,473
Lower Alabama Gas District (The)
(Goldman Sachs Group, Inc. (The))
Series 2016A
5.00%, 09/01/2046	2,500	3,780,625
Tuscaloosa County Industrial Development
Authority
(Hunt Refining Co.)
Series 2019A
5.25%, 05/01/2044(a)	22,695	27,078,766
		53,133,864
American Samoa – 0.2%
American Samoa Economic Development
Authority
(Territory of American Samoa)
7.125%, 09/01/2038(a)	515	624,211
Series 2015A
6.625%, 09/01/2035	7,095	8,087,945
		8,712,156
Arizona – 1.2%
Arizona Industrial Development Authority
Series 20192 - Class A
3.625%, 05/20/2033	12,008	13,952,434
Arizona Industrial Development Authority
(Pinecrest Academy of Nevada)
Series 2020A
4.00%, 07/15/2050(a)	1,000	1,081,200
Glendale Industrial Development Authority
(Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/2040	2,865	3,122,621
Industrial Development Authority of the City of
Phoenix (The)
(GreatHearts Arizona)
Series 2014
5.00%, 07/01/2044	10,690	11,750,234
Maricopa County Industrial Development Authority
(Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 07/01/2052(a)	2,170	2,577,830
Maricopa County Industrial Development Authority
(Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 07/01/2047	1,375	1,569,466
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 05/01/2025	1,780	1,939,132
Tempe Industrial Development Authority
(Friendship Village of Tempe)
Series 2012A

	Principal
	Amount
	(000)	U.S. $ Value
6.25%, 12/01/2042-12/01/2046	$3,000	$3,192,315
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/2047(a)	1,225	1,453,512
		40,638,744
California – 8.5%
Abag Finance Authority for Nonprofit Corps.
(Episcopal Senior Communities)
Series 2011
6.125%, 07/01/2041	2,400	2,552,976
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/2035	5,000	6,119,250
California Educational Facilities Authority
(Leland Stanford Junior University (The))
Series 2007T
5.00%, 03/15/2039	14,035	21,945,547
Series 2016U
5.00%, 06/01/2046	7,545	12,516,400
Series 2019V
5.00%, 05/01/2049	12,500	21,251,000
California Housing Finance
Series 20192
4.00%, 03/20/2033	5,571	6,726,999
California Municipal Finance Authority
Series 2011B
7.75%, 04/01/2031(a)	2,195	2,351,525
California Municipal Finance Authority
(Azusa Pacific University)
Series 2015B
5.00%, 04/01/2035	2,000	2,255,320
California Municipal Finance Authority
(Goodwill Industries of Sacramento Valley &
Northern Nevada, Inc.)
Series 2012A
6.625%, 01/01/2032(a)	1,000	1,052,260
6.875%, 01/01/2042(a)	3,500	3,694,425
Series 2014
5.00%, 01/01/2035	1,050	1,077,531
5.25%, 01/01/2045	2,025	2,083,928
California Municipal Finance Authority
(LAX Integrated Express Solutions LLC)
5.00%, 12/31/2047	3,000	3,661,080
Series 2018A
5.00%, 12/31/2043	2,000	2,452,660
California Municipal Finance Authority
(Partnerships to Uplift Communities Lakeview
Terrace and Los Angeles Project)
Series 2012A
5.30%, 08/01/2047	1,675	1,772,334
California Municipal Finance Authority
(Rocketship Education Obligated Group)
Series 2014A
7.00%, 06/01/2034	3,800	4,220,432
7.25%, 06/01/2043	6,565	7,308,486

Principal

Amount

(000)U.S. $ Value

California Municipal Finance Authority (Rocketship Seven-Alma Academy)

Series 2012A

6.25%, 06/01/2043

California Municipal Finance Authority

(UTS Bioenergy LLC)

Series 2011A-1

7.50%, 12/01/2032(b) (c) (d)

California Pollution Control Financing Authority (Poseidon Resources Channelside LP)

Series 2012

5.00%, 11/21/2045(a)

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC)

7.50%, 12/01/2040(a)

California School Finance Authority (ACE Charter Schools Obligated Group)

Series 2016A 5.00%, 06/01/2052(a)

California School Finance Authority (Alliance for College Ready Public Schools Obligated Group)

Series 2016A

5.00%, 07/01/2046-07/01/2051(a) California School Finance Authority (Bright Star Schools Obligated Group)

Series 2017

5.00%, 06/01/2054(a)

California School Finance Authority (Kipp SoCal Public Schools)

Series 2014A 5.125%, 07/01/2044

California School Finance Authority

(Partnerships to Uplift Communities Valley Project) Series 2014A

6.40%, 08/01/2034(a)

6.75%, 08/01/2044(a)

California Statewide Communities Development Authority

(Amino Inglewood CA High School) Series 2011A

7.25%, 08/01/2041

California Statewide Communities Development Authority

(Eskaton Properties, Inc. Obligated Group) Series 2012

5.25%, 11/15/2034

California Statewide Communities Development Authority

(Loma Linda University Medical Center) 5.25%, 12/01/2048(a)

Series 2016A

5.00%, 12/01/2041-12/01/2046(a)

California Statewide Communities Development Authority

(Rocketship Four-Mosaic Elementary)

$       3,180          $      3,377,096

3,79575,900

11,86512,895,001

515562,504

2,0452,210,849

5,2505,951,558

1,1651,314,027

2,8503,239,823

1,000	1,139,620
6,180	7,048,661

2,0002,151,160

3,4703,805,445

6,0807,286,029

10,18511,687,457

	Principal
	Amount
	(000)	U.S. $ Value
Series 2011A
8.50%, 12/01/2041	$3,890	$4,269,547
California Statewide Communities Development
Authority
(Rocklin Academy (The))
Series 2011A
8.25%, 06/01/2041	4,005	4,308,339
California Statewide Communities Development
Authority
(Terraces at San Joaquin Gardens (The))
Series 2012A
5.625%, 10/01/2032	1,000	1,124,220
6.00%, 10/01/2047	1,000	1,121,200
City of San Buenaventura CA
(Community Memorial Health System)
Series 2011
7.50%, 12/01/2041	4,500	4,908,105
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 06/01/2047	56,635	60,113,522
Norco Community Redevelopment Agency
Successor Agency
Series 2010
6.00%, 03/01/2036	450	450,000
San Diego Unified School District/CA
Series 2010C
Zero Coupon, 07/01/2046-07/01/2047	18,750	10,066,543
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 01/15/2044	5,600	6,564,712
Series 2014B
5.25%, 01/15/2044	4,000	4,746,440
Southern California Logistics Airport Authority
Series 2006
5.00%, 12/01/2036	3,600	3,605,868
Tobacco Securitization Authority of Southern
California
Zero Coupon, 06/01/2054	6,520	1,056,501
5.00%, 06/01/2039	680	866,000
University of California
Series 2016A
5.00%, 05/15/2032(e)	10,000	11,310,400
University of California CA Revenues
5.00%, 05/15/2033(e)	4,181	4,748,296
University of California CA Revenues
5.00%, 05/15/2033(e)	4,820	5,446,131
West Contra Costa Healthcare District
Series 2011
6.25%, 07/01/2042	5,900	6,328,694
		296,821,801
Colorado – 1.4%
Broadway Station Metropolitan District No. 3
5.00%, 12/01/2039-12/01/2049	2,500	2,694,273
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/2037(a)	5,730	6,191,093

	Principal
	Amount
	(000)	U.S. $ Value
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/2043	$1,250	$1,370,850
Clear Creek Station Metropolitan District No. 2
Series 2017A
5.00%, 12/01/2047	1,000	1,063,970
Colorado Educational & Cultural Facilities Authority
(STEM School Academy)
Series 2014
5.00%, 11/01/2044	890	979,436
5.125%, 11/01/2049	765	844,086
Colorado Health Facilities Authority
Series 2012
5.00%, 12/01/2042	2,690	2,941,407
Series 2013
5.25%, 01/01/2040	5,795	6,498,919
Colorado Health Facilities Authority
(CommonSpirit Health)
Series 2019A
4.00%, 08/01/2038	735	860,097
5.00%, 08/01/2044	6,175	7,681,885
Colorado Health Facilities Authority
(Sunny Vista Living Center)
Series 2015A
6.125%, 12/01/2045(a)	1,750	1,985,112
6.25%, 12/01/2050(a)	1,000	1,138,020
Copper Ridge Metropolitan District
5.00%, 12/01/2039	1,405	1,522,374
Copperleaf Metropolitan District No. 2
Series 2015
5.75%, 12/01/2045	1,000	1,049,460
E-470 Public Highway Authority
Series 2010C
5.25%, 09/01/2025	600	613,038
Fitzsimons Village Metropolitan District No. 1
Series 2010A
7.50%, 03/01/2040	1,168	1,170,827
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/2040(a)	1,000	1,056,630
STC Metropolitan District No. 2
Series 2019A
5.00%, 12/01/2038	1,060	1,172,180
Sterling Ranch Community Authority Board
(Sterling Ranch Metropolitan District No. 2)
Series 2015A
5.75%, 12/01/2045	1,610	1,689,148
Sterling Ranch Community Authority Board
(Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/2047	2,000	2,112,500
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/2039	2,545	2,590,555
Vauxmont Metropolitan District
3.25%, 12/15/2050	230	246,201

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 12/01/2027-12/01/2050(f)	$670	$819,352
		48,291,413
Connecticut – 1.1%
Connecticut State Health & Educational Facilities
Authority
(Hartford HealthCare Obligated Group)
Series 2020A
4.00%, 07/01/2036-07/01/2038	2,350	2,763,187
State of Connecticut
Series 2013E
5.00%, 08/15/2031(e)	7,850	8,869,793
Series 2016A
5.00%, 03/15/2032	7,630	9,227,188
Series 2017A
5.00%, 04/15/2032-04/15/2035	8,150	10,064,292
Series 2018A
5.00%, 04/15/2037	3,885	4,882,785
Series 2018E
5.00%, 09/15/2037	1,000	1,267,290
		37,074,535
Delaware – 0.0%
Delaware State Economic Development Authority
(Newark Charter School, Inc.)
Series 2012
5.00%, 09/01/2042	575	609,454
District of Columbia – 0.9%
District of Columbia
(American Society of Hematology, Inc. (The))
Series 2009
5.00%, 07/01/2036	3,000	3,255,900
District of Columbia
(District of Columbia Pers Income Tax)
Series 2019A
3.00%, 03/01/2038	8,215	9,068,785
District of Columbia
(Freedom Forum, Inc. (The))
4.50%, 08/01/2038(g)	4,325	4,325,000
NATL Series 2002B
4.50%, 08/01/2037(g)	650	650,000
District of Columbia
(Friendship Public Charter School, Inc.)
Series 2012
5.00%, 06/01/2042	2,660	2,861,176
Series 2016A
5.00%, 06/01/2041-06/01/2046	3,705	4,312,472
District of Columbia
(KIPP DC Obligated Group)
Series 2017A
5.00%, 07/01/2042-07/01/2048	6,800	8,188,092
		32,661,425

Florida – 3.9%

Alachua County Health Facilities Authority

(Oak Hammock at the University of Florida, Inc.)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2012A
8.00%, 10/01/2042-10/01/2046	$4,065	$4,652,289
Alachua County Health Facilities Authority
(Shands Teaching Hospital & Clinics Obligated
Group)
Series 2014A
5.00%, 12/01/2044	4,000	4,682,240
Bexley Community Development District
Series 2016
4.875%, 05/01/2047	2,090	2,226,456
Cape Coral Health Facilities Authority
(Gulf Care, Inc.)
Series 2015
6.00%, 07/01/2050(a)	1,550	1,710,611
Capital Trust Agency, Inc.
(Aviva Senior Life)
Series 2017
5.00%, 07/01/2046(a)	1,500	1,623,975
Capital Trust Agency, Inc.
(Franklin Academy - Cooper City Campus)
5.00%, 12/15/2040-12/15/2055(a)	3,365	3,641,819
Capital Trust Agency, Inc.
(Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 06/01/2048(a)	3,230	3,552,774
City of Lakeland FL
(Florida Southern College)
Series 2012A
5.00%, 09/01/2037-09/01/2042	1,500	1,607,380
City Of South Miami Health Facilities Authority, Inc.
(Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 08/15/2035	8,000	10,005,680
City of Tallahassee FL
(Tallahassee Memorial HealthCare, Inc.)
Series 2015A
5.00%, 12/01/2044	6,830	7,873,624
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/2035-10/01/2039	1,595	968,916
County of Palm Beach FL
(Provident Group-PBAU Properties LLC)
5.00%, 04/01/2039-04/01/2051(a)	2,470	2,822,146
Florida Higher Educational Facilities Financial
Authority
(Ringling College of Art & Design, Inc.)
5.00%, 03/01/2044-03/01/2049	2,240	2,747,244
Martin County Health Facilities Authority
Series 2012
5.50%, 11/15/2032-11/15/2042	9,050	9,753,818
Martin County Industrial Development Authority
(Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/2025(a)	6,710	6,758,715
Miami Beach Health Facilities Authority
(Mount Sinai Medical Center of Florida, Inc.)
Series 2012

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 11/15/2029	$4,365	$4,804,119
Series 2014
5.00%, 11/15/2039-11/15/2044	14,850	17,013,114
North Broward Hospital District
Series 2017B
5.00%, 01/01/2037-01/01/2048	25,135	30,343,371
Sarasota County Health Facilities Authority
(Village On the Isle)
Series 2017A
5.00%, 01/01/2047-01/01/2052	6,950	7,679,822
Town of Davie FL
(Nova Southeastern University, Inc.)
Series 2013A
6.00%, 04/01/2042	9,050	10,171,204
		134,639,317
Georgia – 0.6%
Glynn-Brunswick Memorial Hospital Authority
(Southeast Georgia Health System Obligated
Group)
Series 2017
5.00%, 08/01/2047	2,650	3,194,019
Municipal Electric Authority of Georgia
5.00%, 01/01/2038-01/01/2059	9,945	12,036,381
Private Colleges & Universities Authority
(Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 04/01/2044	5,000	5,688,050
		20,918,450
Guam – 0.1%
Guam Department of Education
(Guam Department of Education COP)
Series 2010A
6.875%, 12/01/2040	910	939,084
Territory of Guam
5.00%, 11/15/2031	1,020	1,229,610
		2,168,694
Idaho – 0.1%
Idaho Housing & Finance Association
(Battelle Energy Alliance LLC)
Series 2010A
7.00%, 02/01/2036	4,000	4,194,400
Illinois – 13.3%
Chicago Board of Education
Series 2011A
5.25%, 12/01/2041	5,000	5,306,250
Series 2015C
5.25%, 12/01/2035-12/01/2039	15,500	17,764,342
Series 2016A
7.00%, 12/01/2044	3,095	3,912,420
Series 2017A
7.00%, 12/01/2046(a)	4,975	6,684,609
Series 2017B
6.75%, 12/01/2030(a)	11,365	15,510,611

	Principal
	Amount
	(000)	U.S. $ Value
7.00%, 12/01/2042(a)	$2,400	$3,241,944
Series 2017C
5.00%, 12/01/2034	5,055	6,173,267
Series 2017G
5.00%, 12/01/2044	8,150	9,746,911
Series 2018A
5.00%, 12/01/2028-12/01/2033	11,150	14,011,871
Series 2018C
5.00%, 12/01/2026	4,900	5,978,490
Series 2019A
5.00%, 12/01/2029-12/01/2030	3,255	4,189,374
Series 2019B
5.00%, 12/01/2030-12/01/2033	1,775	2,271,351
Chicago O'Hare International Airport
Series 2017D
5.25%, 01/01/2036	5,000	6,256,400
Chicago O'Hare International Airport
(Chicago O'Hare International Airport Customer
Facility Charge)
Series 2013
5.75%, 01/01/2043	2,055	2,297,079
Chicago Transit Authority
(Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/2031	5,000	5,366,900
Series 2014
5.25%, 12/01/2049	8,000	9,433,840
City of Chicago IL
Series 2012A
5.00%, 01/01/2034	695	739,723
Series 2014A
5.00%, 01/01/2023-01/01/2036	2,485	2,751,512
Series 20152
5.00%, 01/01/2025	400	460,576
Series 2015A
5.50%, 01/01/2033	1,000	1,170,590
Series 2016C
5.00%, 01/01/2038	590	676,842
City of Chicago IL
(Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/2052(h)	7,950	6,982,167
Illinois Finance Authority
Series 2012
5.625%, 05/15/2042	7,525	8,538,768
Illinois Finance Authority
Series 2012
5.75%, 05/15/2046	4,740	5,391,466
Illinois Finance Authority
(Ascension Health Credit Group)
Series 2016C
5.00%, 02/15/2032(i)	5,145	6,402,026
5.00%, 02/15/2034	3,000	3,719,550
Illinois Finance Authority
(CHF-Chicago LLC)
Series 2017A
5.00%, 02/15/2047-02/15/2050	2,790	3,240,574

	Principal
	Amount
	(000)	U.S. $ Value
Illinois Finance Authority
(Illinois Institute of Technology)
4.00%, 09/01/2035-09/01/2041	$2,155	$2,411,547
5.00%, 09/01/2036-09/01/2040	1,540	1,896,295
Illinois Finance Authority
(Lake Forest College)
Series 2012A
6.00%, 10/01/2048	1,300	1,403,324
Illinois Finance Authority
(Lutheran Life Communities Obligated Group)
5.00%, 11/01/2040-11/01/2049	2,100	2,317,696
Illinois Finance Authority
(Mercy Health Corp.)
Series 2016
5.00%, 12/01/2040-12/01/2046	16,000	19,069,450
Illinois Finance Authority
(Park Place of Elmhurst Obligated Group)
Series 2016A
6.33%, 05/15/2048	4,344	3,868,365
6.44%, 05/15/2055	8,560	7,629,853
Series 2016C
2.00%, 05/15/2055(c) (d) (h)	2,277	22,770
Illinois Finance Authority
(Plymouth Place, Inc.)
Series 2013
6.00%, 05/15/2043	7,500	8,116,350
Series 2015
5.25%, 05/15/2050	2,300	2,516,039
Illinois Finance Authority
(Rosalind Franklin University of Medicine &
Science)
Series 2017C
5.00%, 08/01/2049	1,075	1,258,965
Illinois Finance Authority
(Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 08/15/2044	4,500	5,164,650
Illinois State Toll Highway Authority
Series 2015B
5.00%, 01/01/2036-01/01/2040	22,300	26,776,981
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050(f)	9,685	11,866,449
Series 2012
Zero Coupon, 12/15/2041-12/15/2051	49,175	23,272,091
Series 2012B
4.25%, 06/15/2042	1,000	1,031,850
Series 2017A
5.00%, 06/15/2057	12,475	14,700,290
Series 2017B
Zero Coupon, 12/15/2054	8,000	2,798,800
State of Illinois
Series 2014
5.00%, 05/01/2029-05/01/2036	30,065	34,122,771
Series 2016
5.00%, 02/01/2025-11/01/2035	43,000	51,971,740
Series 2017A
5.00%, 12/01/2034	6,800	8,350,264
Series 2017D

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 11/01/2024-11/01/2028	$22,035	$27,054,153
Series 2018A
5.00%, 10/01/2028-05/01/2030	10,520	13,266,947
Series 2018B
5.00%, 10/01/2024	5,000	5,818,950
Village of Antioch IL Special Service Areas No. 1 &
2
Series 2016A
4.50%, 03/01/2033	9,416	9,778,422
Series 2016B
7.00%, 03/01/2033	4,139	4,288,294
Village of Pingree Grove IL Special Service Area
No. 7
Series 2015A
4.50%, 03/01/2025	2,276	2,380,719
5.00%, 03/01/2036	8,969	9,674,322
Series 2015B
6.00%, 03/01/2036	2,779	3,057,400
		464,105,200
Indiana – 1.8%
Indiana Finance Authority
(Baptist Healthcare System Obligated Group)
Series 2017
5.00%, 08/15/2051	3,715	4,376,122
Indiana Finance Authority
(Bethany Circle of King's Daughters' of Madison
Indiana, Inc. (The))
Series 2010
5.50%, 08/15/2040-08/15/2045	8,010	8,163,205
Indiana Finance Authority
(Marquette Manor LLC)
Series 2012
4.75%, 03/01/2032	5,535	5,795,477
Indiana Finance Authority
(Marquette Manor)
Series 2015A
5.00%, 03/01/2039	2,675	3,010,820
Indiana Finance Authority
(Ohio River Bridges)
Series 2013A
5.00%, 07/01/2044-07/01/2048	22,595	25,059,254
Indiana Finance Authority
(RES Polyflow Indiana LLC)
7.00%, 03/01/2039(a)	15,145	15,644,179
Town of Chesterton IN
(StoryPoint Obligated Group)
Series 2016
6.375%, 01/15/2051(a)	2,000	2,183,140
		64,232,197
Iowa – 0.3%
Iowa Finance Authority
(Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/2050	6,060	6,825,984
Xenia Rural Water District
Series 2016

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 12/01/2041	$4,000	$4,678,840
		11,504,824
Kansas – 0.3%
City of Lawrence KS
(Lawrence Memorial Hospital/KS)
Series 2018
5.00%, 07/01/2043	7,500	9,175,275
Overland Park Development Corp.
(City of Overland Park KS)
5.00%, 03/01/2044-03/01/2049	1,515	1,851,728
		11,027,003
Kentucky – 2.1%
City of Ashland
(Ashland Hospital Corp. Obligated Group)
4.00%, 02/01/2038	745	833,521
Kentucky Economic Development Finance
Authority
Series 2013
5.375%, 01/01/2040	3,250	3,651,245
Kentucky Economic Development Finance
Authority
(Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 08/15/2041-08/15/2046	9,720	11,581,478
Kentucky Economic Development Finance
Authority
(CommonSpirit Health)
Series 2019A
5.00%, 08/01/2044-08/01/2049	11,880	14,766,978
Kentucky Economic Development Finance
Authority
(Louisville Arena Authority, Inc.)
Series 2017A
5.00%, 12/01/2045	5,000	6,023,300
Kentucky Economic Development Finance
Authority
(Masonic Homes of Kentucky, Inc. Obligated
Group)
Series 2012
5.375%, 11/15/2042	7,765	8,171,420
5.50%, 11/15/2045	2,350	2,478,028
Series 2016A
5.00%, 05/15/2046-05/15/2051	8,000	8,479,215
Kentucky Economic Development Finance
Authority
(Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 06/01/2037	4,045	4,824,148
5.25%, 06/01/2041	3,650	4,390,475
Kentucky Economic Development Finance
Authority
(Rosedale Green)
Series 2015
5.75%, 11/15/2050	2,650	2,913,860

	Principal
	Amount
	(000)	U.S. $ Value
Louisville/Jefferson County Metropolitan
Government
(Norton Healthcare Obligated Group)
5.00%, 10/01/2047(f)	$2,215	$2,769,437
Series 2020A
5.00%, 10/01/2037-10/01/2038(f)	1,715	2,237,035
		73,120,140
Louisiana – 1.3%
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 07/01/2041(b)	5,775	6,036,896
Louisiana Local Government Environmental
Facilities & Community Development Auth
(St. James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/2045	7,625	8,686,934
Louisiana Local Government Environmental
Facilities & Community Development Auth
(Woman's Hospital Foundation)
Series 2017
5.00%, 10/01/2041	5,000	6,082,900
Louisiana Public Facilities Authority
Series 2016
5.00%, 05/15/2047	25	30,912
Louisiana Public Facilities Authority
(Louisiana Pellets, Inc.)
Series 2013B
10.50%, 07/01/2039(b) (c)	7,250	72
Series 2014A
8.375%, 07/01/2039(b) (c)	17,000	170
Louisiana Public Facilities Authority
(Louisiana State University & Agricultural &
Mechanical College Lease)
Series 2016A
5.00%, 07/01/2051	10,000	11,691,700
Louisiana Public Facilities Authority
(Ochsner Clinic Foundation)
Series 2017
5.00%, 05/15/2042	5,000	6,096,500
New Orleans Aviation Board
Series 2017B
5.00%, 01/01/2048	2,350	2,781,225
St. Tammany Parish Finance Authority
(Christwood)
Series 2015
5.25%, 11/15/2037	4,600	5,095,052
		46,502,361
Maine – 0.8%
Finance Authority of Maine
(Casella Waste Systems, Inc.)
Series 2017
5.25%, 01/01/2025(a)	7,270	8,287,291
Maine Health & Higher Educational Facilities

Authority

(MaineGeneral Health Obligated Group)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2011
6.75%, 07/01/2036-07/01/2041	$8,440	$8,999,665
Maine Health & Higher Educational Facilities
Authority
(Stephens Memorial Hospital Association)
Series 2015
5.00%, 07/01/2039	8,100	9,249,390
		26,536,346
Maryland – 0.5%
City of Westminster MD
(Lutheran Village at Miller's Grant, Inc. (The))
Series 2014A
6.00%, 07/01/2034	1,500	1,689,735
6.125%, 07/01/2039	750	842,482
6.25%, 07/01/2044	2,000	2,247,180
County of Frederick MD
(Mount St. Mary's University, Inc.)
Series 2017A
5.00%, 09/01/2037-09/01/2045(a)	2,885	3,321,194
Maryland Health & Higher Educational Facilities
Authority
(Meritus Medical Center Obligated Group)
Series 2015
5.00%, 07/01/2040-07/01/2045	5,275	6,147,917
State of Maryland
Series 2019A
2.00%, 08/01/2032	2,360	2,387,400
		16,635,908
Massachusetts – 2.9%
Massachusetts Development Finance Agency
Series 2013A
6.25%, 11/15/2033(a)	2,000	2,395,760
Massachusetts Development Finance Agency
(Emerson College)
Series 2016A
5.00%, 01/01/2047	16,595	19,749,212
Massachusetts Development Finance Agency
(Emmanuel College/MA)
Series 2016A
5.00%, 10/01/2034-10/01/2043	5,500	6,609,127
Massachusetts Development Finance Agency
(Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 07/01/2034-07/01/2047	5,080	5,864,148
Massachusetts Development Finance Agency
(Merrimack College)
Series 2012A
5.25%, 07/01/2042	5,000	5,415,450
Series 2014
5.125%, 07/01/2044	1,000	1,126,110
Massachusetts Development Finance Agency
(NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/2037(a)	1,000	1,115,680

	Principal
	Amount
	(000)	U.S. $ Value
Massachusetts Development Finance Agency
(Wellforce Obligated Group)
Series 2019A
5.00%, 07/01/2036	$3,000	$3,764,790
AGM Series 2019A
5.00%, 07/01/2044	7,430	9,095,211
Massachusetts Development Finance Agency
(Zero Waste Solutions LLC)
Series 2017
8.00%, 12/01/2022(j)	12,175	10,491,928
Series 2017A
7.75%, 12/01/2044(j)	5,235	4,795,522
Massachusetts Port Authority
Series 2019A
5.00%, 07/01/2036-07/01/2038	16,600	21,323,526
Massachusetts School Building Authority
(Massachusetts School Building Authority Sales
Tax)
Series 2012B
5.00%, 08/15/2030(e)	10,000	11,001,700
		102,748,164
Michigan – 2.8%
City of Detroit MI
5.00%, 04/01/2037	1,700	1,974,091
City of Detroit MI Water Supply System Revenue
(Great Lakes Water Authority Water Supply
System Revenue)
Series 2011C
5.00%, 07/01/2041	1,425	1,494,027
Detroit City School District
Series 2012A
5.00%, 05/01/2030-05/01/2031	4,015	4,363,893
Grand Rapids Economic Development Corp.
(Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/2047-11/01/2052	2,245	2,430,981
Great Lakes Water Authority Water Supply System
Revenue
Series 2016B
5.00%, 07/01/2046	10,000	12,018,700
Michigan Finance Authority
5.00%, 12/01/2045	3,000	3,601,692
Michigan Finance Authority
(Great Lakes Water Authority Sewage Disposal
System Revenue)
Series 2014C-2
5.00%, 07/01/2044	2,000	2,150,280
Series 2014C-6%